Condensed Consolidated Statements of Cash Flow - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (4,500,272)	$ (3,765,122)	$ (14,406,262)	$ (15,468,502)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,564	2,404	7,160	9,588
Provision for credit losses on accounts receivable	(2,191)	(68,285)	(102,112)	92,619
Non-cash share issuance for marketing expenses	48,734
Non-cash GEM commitment fee expense	200,000		2,000,000
Amortization of operating lease right-of-use assets	43,705	43,086	173,245	152,018
Non-cash issuance of warrants accounted for as liabilities			2,448,000
Non-cash shares issued to Yorkville for aggregate commitment fee			3,288,000
Impairment of operating lease right-of-use assets				303,327
Stock based compensation expense	252,967	402,448	1,245,796	770,336
Loss on extinguishment of debt	(527,980)			56,653
Loss on debt issuance	171,000
Excise tax			305,719
Change in fair value of convertible promissory notes	544,000		(34,000)
Changes in operating assets and liabilities:
Other assets				52,591
Due to related party			67,118
Accrued expenses and other current liabilities			4,448,867	384,641
Deferred fees			500,000
Other liabilities				(37,837)
Accounts receivable	72,570	74,946	65,479	(86,308)
Prepaid expenses and other current assets	(186,558)	(31,969)	(407,648)	425,011
Deferred offering costs		(127,054)	(1,708,163)
Accounts payable	1,897,046	1,175,710	5,339,614	660,844
Deferred revenue	31,210	103,164	283,660	(129,604)
Accrued expenses	(524,713)	(200,224)
Operating lease liabilities	(75,078)	(68,373)	(284,963)	(243,596)
Earnout liability	(22,274)	(200,000)	(229,700)	(710,901)
Net cash used in operating activities	(2,116,786)	(1,479,171)	(1,550,781)	(5,168,175)
Cash flows from investing activities:
Purchase of property and equipment				(10,806)
Net cash used in investing activities				(10,806)
Cash flows from financing activities:
Effect of Merger, net of transaction costs (Note 4)			(7,615,462)
Deferred offering costs				(1,524,934)
Payment of GEM commitment fee	(1,200,000)
Proceeds from issuance of common stock		5,543	30,761	5,016
Net cash provided by financing activities	1,050,000	1,505,543	2,621,000	4,415,930
Net increase / (decrease) in cash	(1,066,786)	26,372	1,070,219	(763,051)
Cash at beginning of period	2,093,718	1,023,499	1,023,499	1,786,550
Cash at end of period	1,026,932	1,049,871	2,093,718	1,023,499
Supplemental disclosure of cash flow information:
Cash paid for interest	44,814	234,336	955,848	630,454
Cash paid (refund) for taxes			9,862	(4,875)
Non-cash investing and financing activities
Issuance of Cantor Fee Shares			(111)
Modification of convertible notes payable-related party			9,909
Issuance of warrants accounted for as a liability			2,448,000
GEM commitment fee			2,000,000
Deferred offering costs			(3,233,097)
Debt issuance costs				25,896
Right-of-use assets obtained in exchange for lease obligations				762,603
Shares issued to Roth for advisory fee	278,833
Shares issued to GEM	100,000
Shares issued for marketing services	194,935
Settlement of GEM commitment fee	200,000
Shares issued to Yorkville for aggregate commitment fee	500,000		3,288,000
Issuance of promissory note-GEM	1,000,000
Nonrelated Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	374,944	151,316	686,016	854,379
Amortization of debt discount and issuance costs	30,027	149,798	958,822	235,463
Loss on modification of simple agreement for future equity				120,826
Change in fair value of warrant liability	(408,000)		(1,807,000)
Change in fair value of simple agreement for future equity		22,861	(207,570)	307,569
Change in fair value of bifurcated embedded derivative liabilities			(1,404,863)	254,443
Change in fair value of bifurcated embedded derivative liabilities		32,415	(1,404,863)	254,443
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance costs	2,250,000		3,235,000	1,753,558
Non-cash investing and financing activities
Conversion of simple agreement for future equity			456,234
Convertible note issued in settlement of accrued interest				321,345
Bifurcated embedded derivative liabilities at issuance				541,223
Conversion of convertible notes			3,346,232
Related Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	87,758	90,422	513,977	55,086
Amortization of debt discount and issuance costs	489,755	292,862	2,410,735	485,717
Loss on modification of simple agreement for future equity				1,602,174
Change in fair value of warrant liability	(115,000)		115,000
Change in fair value of simple agreement for future equity		303,139	(2,752,430)	4,078,431
Change in fair value of bifurcated embedded derivative liabilities		32,415	(3,063,278)	606,857
Change in fair value of bifurcated embedded derivative liabilities		137,285	(3,063,278)	606,857
Cash flows from financing activities:
Proceeds from issuance of notes payable, net of issuance costs-related party			4,387,701
Proceeds from issuance of convertible notes, net of issuance costs		1,500,000	2,583,000	4,182,290
Non-cash investing and financing activities
Modification of convertible notes payable-related party			9,909
Shares issued under share transfer agreement-related party			2,498,965
Conversion of simple agreement for future equity			6,049,766
Convertible note issued in settlement of accrued interest				100,538
Bifurcated embedded derivative liabilities at issuance				1,292,777
Conversion of convertible notes	2,540,091		$ 7,271,368
Yorkville [Member]
Non-cash investing and financing activities
Conversion of convertible notes	$ 1,667,000